Schedule of investments
Macquarie Ultrashort Fund	December 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities — 9.61%
FREMF Mortgage Trust
Series 2015-K44 B 144A 3.68% 1/25/48 #, •	3,395,000	$ 3,383,251
Series 2015-K48 C 144A 3.646% 8/25/48 #, •	2,500,000	2,475,817
Series 2018-K731 C 144A 3.961% 2/25/25 #, •	3,000,000	2,984,652
Series 2020-K737 B 144A 3.326% 1/25/53 #, •	2,000,000	1,931,579
Total Agency Commercial Mortgage-Backed Securities (cost $10,772,663)		10,775,299

Collateralized Debt Obligations — 1.34%
Goldentree Loan Management US CLO Series 2022-15A XR 144A 5.917% (TSFR03M + 1.30%, Floor 1.30%) 10/20/36 #, •	1,500,000	1,499,871
Total Collateralized Debt Obligations (cost $1,500,000)		1,499,871

Corporate Bonds — 6.78%
Capital Goods — 1.98%
Ashtead Capital 144A 1.50% 8/12/26 #	1,175,000	1,112,548
Boeing 2.196% 2/4/26	1,145,000	1,111,064
		2,223,612
Consumer Cyclical — 1.99%
Ford Motor Credit 6.95% 6/10/26	1,095,000	1,120,504
General Motors Financial 5.40% 4/6/26	1,105,000	1,111,826
		2,232,330
Consumer Non-Cyclical — 0.83%
Royalty Pharma 1.20% 9/2/25	950,000	926,778
		926,778
Finance Companies — 1.98%
AerCap Ireland Capital DAC 2.45% 10/29/26	1,165,000	1,116,106
Aviation Capital Group 144A 1.95% 1/30/26 #	1,145,000	1,109,209
		2,225,315
Total Corporate Bonds (cost $7,606,498)		7,608,035

Non-Agency Asset-Backed Securities — 41.00%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	1,350,000	1,357,161
ARI Fleet Lease Trust Series 2024-B A2 144A 5.54% 4/15/33 #	2,000,000	2,016,519
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	4,250,000	4,271,764
NQ- 097 [1224] 0225 (4220376)    1

Schedule of investments
Macquarie Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Barclays Dryrock Issuance Trust Series 2023-2 A 5.498% (SOFR + 0.90%) 8/15/28 •	2,000,000	$ 2,008,131
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	702,297	702,790
BMW Vehicle Owner Trust Series 2023-A A2B 4.999% (SOFR + 0.43%) 4/27/26 •	228,424	228,462
Capital One Multi-Asset Execution Trust Series 2022-A1 A1 2.80% 3/15/27	1,500,000	1,494,403
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	2,490,000	2,482,104
Citizens Auto Receivables Trust Series 2024-1 A2B 144A 5.198% (SOFR + 0.60%) 10/15/26 #, •	1,037,894	1,039,133
CNH Equipment Trust Series 2022-A A3 2.94% 7/15/27	1,295,468	1,283,662
Dell Equipment Finance Trust Series 2023-1 A3 144A 5.65% 9/22/28 #	1,699,688	1,706,229
Enterprise Fleet Financing
Series 2021-3 A2 144A 0.77% 8/20/27 #	9,216	9,197
Series 2022-4 A2 144A 5.76% 10/22/29 #	586,336	590,425
Series 2023-3 A2 144A 6.40% 3/20/30 #	1,631,303	1,662,080
GM Financial Consumer Automobile Receivables Trust
Series 2021-4 A3 0.68% 9/16/26	534,464	529,489
Series 2024-2 A2B 4.988% (SOFR + 0.39%) 3/16/27 •	1,151,680	1,152,564

GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	96,294	96,340
Harley-Davidson Motorcycle Trust Series 2022-A A4 3.26% 1/15/30	2,000,000	1,973,928
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	2,000,000	2,010,374
Series 2024-C A3 144A 4.62% 4/17/28 #	700,000	700,396
Hyundai Auto Receivables Trust
Series 2021-C A4 1.03% 12/15/27	2,000,000	1,961,122
Series 2023-B A2B 5.078% (SOFR + 0.48%) 5/15/26 •	502,500	502,654

Master Credit Card Trust II Series 2023-1A A 144A 4.70% 6/21/27 #	3,000,000	3,004,431
Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.018% (SOFR + 0.42%) 2/16/27 •	1,991,589	1,991,582
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.498% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	2,000,000	2,012,646
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	382,487	383,957
2    NQ- 097 [1224] 0225 (4220376)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

PFS Financing Series 2024-C A 144A 5.398% (SOFR + 0.80%, Floor 0.80%) 4/15/28 #, •	1,000,000	$ 1,003,647
Porsche Financial Auto Securitization Trust Series 2023-2A A2B 144A 5.185% (SOFR + 0.58%) 11/23/26 #, •	271,487	271,640
Toyota Auto Receivables Owner Trust
Series 2021-A A4 0.39% 6/15/26	509,215	507,028
Series 2023-A A3 4.63% 9/15/27	1,428,771	1,429,691

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.235% (SOFR + 0.63%) 3/22/27 •	1,141,769	1,143,833
World Omni Auto Receivables Trust
Series 2023-A A3 4.83% 5/15/28	2,586,161	2,590,359
Series 2023-C A3 5.15% 11/15/28	1,125,000	1,133,023
Series 2023-D A2B 5.178% (SOFR + 0.58%) 2/16/27 •	731,111	731,547
Total Non-Agency Asset-Backed Securities (cost $45,784,917)		45,982,311

Commercial Papers — 41.12%
Banking — 22.98%
Barclays Capital 4.776% 6/3/25	5,000,000	4,903,979
BPCE 5.343% 1/14/25	3,000,000	2,994,905
HSBC USA 5.712% 2/12/25	4,000,000	3,978,613
HSBC USA 4.825% 5/16/25	1,000,000	982,833
National Bank Of Canada 5.491% 5/23/25	4,500,000	4,420,641
Societe Generale 5.502% 6/5/25	5,000,000	4,903,775
Toronto-Dominion 4.536% 5/27/25	3,650,000	3,584,607
		25,769,353
Brokerage — 0.75%
BofA Securities 4.657% 7/25/25	861,000	839,179
		839,179
Consumer Cyclical — 1.78%
American Honda Finance 4.747% 1/16/25	2,000,000	1,996,018
		1,996,018
Electric — 6.68%
DTE Electric 4.667% 1/7/25	2,500,000	2,497,849
Oncor Electric Delivery 4.58% 1/6/25	5,000,000	4,996,272
		7,494,121
NQ- 097 [1224] 0225 (4220376)    3

Schedule of investments
Macquarie Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Commercial Papers (continued)
Natural Gas — 4.48%
Northwest Natural Gas 4.68% 1/31/25	2,300,000	$ 2,291,116
Peoples Gas Light & Coke 4.451% 1/2/25	2,740,000	2,739,327
		5,030,443
Technology — 4.45%
Experian Finance 4.727% 1/8/25	5,000,000	4,995,081
		4,995,081
Total Commercial Papers (cost $46,090,304)		46,124,195
	Number of shares
Short-Term Investments — 0.07%
Money Market Mutual Funds — 0.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	17,703	17,703
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	17,703	17,703
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	17,702	17,702
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	17,703	17,703
Total Short-Term Investments (cost $70,811)		70,811
Total Value of Securities—99.92% (cost $111,825,193)		112,060,522

Receivables and Other Assets Net of Liabilities—0.08%		93,962
Net Assets Applicable to 11,260,623 Shares Outstanding—100.00%		$112,154,484
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $31,003,941, which represents 27.64% of the Fund’s net assets.
4    NQ- 097 [1224] 0225 (4220376)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
BofA – Bank of America
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ- 097 [1224] 0225 (4220376)    5